Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Total ABB stockholders' equity	Capital stock and additional paid-in capital	Retained earnings	Total accumulated other comprehensive loss	Foreign currency translation adjustment	Unrealized gains (losses) on available-for-sale securities	Pension and other post-retirement plan adjustments	Unrealized gains (losses) of cash flow hedge derivatives	Treasury stock	Non-controlling interests
Balance at Dec. 31, 2010	$ 15,458	$ 14,885	$ 1,454	$ 15,389	$ (1,517)	$ (707)	$ 18	$ (920)	$ 92	$ (441)	$ 573
Comprehensive income:
Net income	3,315	3,168		3,168							147
Foreign currency translation adjustments, net of tax	(275)	(261)			(261)	(261)					(14)
Effect of change in fair value of available-for-sale securities, net of tax	2	2			2		2
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(549)	(552)			(552)			(552)			3
Change in derivatives qualifying as cash flow hedges, net of tax	(80)	(80)			(80)				(80)
Total comprehensive income, net of tax	2,413	2,277									136
Changes in noncontrolling interests	4	(3)	(3)								7
Dividends paid to noncontrolling shareholders	(157)										(157)
Dividends paid	(1,569)	(1,569)		(1,569)
Share-based payment arrangements	67	67	67
Delivery of shares	110	110	93							17
Call options	(9)	(9)	(9)
Replacement options issued in connection with acquisition	19	19	19
Balance at Dec. 31, 2011	16,336	15,777	1,621	16,988	(2,408)	(968)	20	(1,472)	12	(424)	559
Comprehensive income:
Net income	2,812	2,704		2,704							108
Foreign currency translation adjustments, net of tax	383	388			388	388					(5)
Effect of change in fair value of available-for-sale securities, net of tax	4	4			4		4
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(537)	(532)			(532)			(532)			(5)
Change in derivatives qualifying as cash flow hedges, net of tax	25	25			25				25
Total comprehensive income, net of tax	2,687	2,589									98
Changes in noncontrolling interests	6										6
Dividends paid to noncontrolling shareholders	(123)										(123)
Dividends paid	(1,626)	(1,626)		(1,626)
Share-based payment arrangements	60	60	60
Delivery of shares	90	90	(6)							96
Call options	10	10	10
Replacement options issued in connection with acquisition	5	5	5
Other	1	1	1
Balance at Dec. 31, 2012	17,446	16,906	1,691	18,066	(2,523)	(580)	24	(2,004)	37	(328)	540
Comprehensive income:
Net income	2,907	2,787		2,787							120
Foreign currency translation adjustments, net of tax	141	149			149	149					(8)
Effect of change in fair value of available-for-sale securities, net of tax	(17)	(17)			(17)		(17)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	397	394			394			394			3
Change in derivatives qualifying as cash flow hedges, net of tax	(15)	(15)			(15)				(15)
Total comprehensive income, net of tax	3,413	3,298									115
Changes in noncontrolling interests	8	(17)	(17)								25
Dividends paid to noncontrolling shareholders	(150)										(150)
Dividends paid	(1,667)	(1,667)		(1,667)
Share-based payment arrangements	71	71	71
Delivery of shares	74	74	(8)							82
Call options	13	13	13
Replacement options issued in connection with acquisition	2	2	2
Other	(2)	(2)	(2)
Balance at Dec. 31, 2013	$ 19,208	$ 18,678	$ 1,750	$ 19,186	$ (2,012)	$ (431)	$ 7	$ (1,610)	$ 22	$ (246)	$ 530